VARIABLE INTEREST ENTITIES (VIEs) - SUMMARY OF PAYMENT OBLIGATIONS UNDER THE BAREBOAT CHARTER (Details) - Variable Interest Entity, Primary Beneficiary $ in Thousands	6 Months Ended
Jun. 30, 2017 USD ($)
Eskimo SPV Agreement | Golar Eskimo
Variable Interest Entity [Line Items]
2017	$ 11,454
2018	22,437
2019	21,859
2020	21,330
2021	20,755
After 2021	$ 74,463
Eskimo SPV Agreement | Golar Eskimo | LIBOR
Variable Interest Entity [Line Items]
Variable rate	0.39%
Tundra SPV Agreement | Golar Tundra
Variable Interest Entity [Line Items]
2017	$ 10,432
2018	20,446
2019	19,934
2020	19,466
2021	18,953
After 2021	$ 68,097
Tundra SPV Agreement | Golar Tundra | LIBOR
Variable Interest Entity [Line Items]
Variable rate	0.39%